SCHEDULE OF DESCRIPTION OF SUBSIDIARIES (Details) - USD ($) $ in Thousands	May 31, 2025	May 31, 2024
Common stock, shares issued	19,787,500	18,037,500
Common stock, shares outstanding	19,254,471	18,037,500
Common stock value	$ 10	$ 9
JBDI [Member]
Common stock, shares issued	10,000
Common stock, shares outstanding	10,000
Common stock value	$ 10,000
Effective ownership percentage	100.00%
Jurong Barrels [Member]
Common stock, shares issued	2,000,000
Common stock, shares outstanding	2,000,000
Common stock value	$ 2,000,000
Effective ownership percentage	100.00%
JBDI Systems [Member]
Common stock, shares issued	100
Common stock, shares outstanding	100
Common stock value	$ 100
Effective ownership percentage	100.00%